8. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finders options (Details) - Finder's Options	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Risk-free interest rate	0.49%
Expected life	1 year 6 months
Expected volatility	149.50%
Expected dividend yield	0.00%